UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23078

                        Virtus ETF Trust II
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

                        New York, NY 10036
(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company
2711 Centerville Road, Suite 400

                        Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Virtus ETF Trust II

VIRTUS NEWFLEET DYNAMIC CREDIT ETF

VIRTUS SEIX SENIOR LOAN ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect at any time to receive not only shareholder reports but also other communications such as prospectuses from the Fund electronically, or you alternatively may elect to receive all future shareholder reports in paper free of charge. Please contact your financial intermediary to make your request and to determine whether an election made with the financial intermediary will apply to all funds in which you own shares through that intermediary.

SEMI-ANNUAL REPORT January 31, 2020

Shareholder Letter (unaudited)

March 2020

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the Virtus ETF Trust II (the “Trust”) for the semiannual fiscal period ended January 31, 2020.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for two Exchange Traded Funds:

1)	Virtus Newfleet Dynamic Credit ETF (BLHY), an actively-managed fund that allocates between high yield corporate bonds and floating rate bank loans. The fund is subadvised by Newfleet Asset Management, LLC, a subsidiary of Virtus Investment Partners with longstanding experience managing multi-sector fixed income portfolios.
2)	Virtus Seix Senior Loan ETF (SEIX), an actively-managed fund that invests in bank loans. The Fund is subadvised by Seix Investment Advisors LLC, also a subsidiary of Virtus Investment Partners specializing in fixed income strategies.

Thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the funds and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

Virtus ETF Trust II

This material must be accompanied or preceded by the prospectus.

Shareholder Expense Examples (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the Virtus Newfleet Dynamic Credit ETF and Virtus Seix Senior Loan ETF (each, a “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of the Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (August 1, 2019 to January 31, 2020).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/01/19	Ending Account Value 1/31/2020	Annualized Expense Ratios(2)	Expenses Paid During the Period(3)
Virtus Newfleet Dynamic Credit ETF
Actual	$1,000.00	$1,029.53	0.68%	$3.47
Hypothetical(1)	$1,000.00	$1,021.72	0.68%	$3.46
Virtus Seix Senior Loan ETF
Actual	$1,000.00	$1,026.06	0.57%	$2.90
Hypothetical(1)	$1,000.00	$1,022.27	0.57%	$2.90

(1)	Assuming 5% return before expenses.
(2)	Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.
(3)	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF

January 31, 2020 (unaudited)

Security Description	Principal	Value
TERM LOANS — 39.7%
Chemicals — 0.2%
Hexion, Inc., 5.41%, (3-Month USD LIBOR + 3.50%), 07/01/26(1)	$19,900	$20,087
Consumer Non-Durables — 0.4%
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products), 5.65%, (1-Month USD LIBOR + 4.00%), 05/15/23(1)	30,000	29,719
Energy — 4.3%
California Resources Corp., 6.40%, (1-Month USD LIBOR + 4.75%), 12/31/22(1)	190,000	173,435
CITGO Petroleum Corp., 6.94%, (3-Month USD LIBOR + 5.00%), 03/28/24(1)	59,252	59,436
Fieldwood Energy LLC, 7.03%, (3-Month USD LIBOR + 5.25%), 04/11/22(1)	160,000	137,640
Total Energy		370,511
Financials — 2.5%
Ellie Mae, Inc., 5.69%, (3-Month USD LIBOR + 3.75%), 04/17/26(1)	209,475	210,849
Forest Prod/Containers — 1.7%
Berlin Packaging LLC, 4.95%, (3-Month USD LIBOR + 3.00%), 11/07/25(1)	146,931	146,778
Gaming/Leisure — 5.8%
Everi Holdings, Inc., 4.40%, (1-Month USD LIBOR + 2.75%), 05/09/24(1)	100,541	101,169
Golden Nugget, Inc. (aka Landrys, Inc.), 4.40%, (1-Month USD LIBOR + 2.75%), 10/04/23(1)	171,670	172,331
GVC Holdings PLC, 4.15%, (1-Month USD LIBOR + 2.50%), 03/29/24(1)	221,063	222,617
Total Gaming/Leisure		496,117
Health Care — 4.7%
GREATBATCH Ltd., 4.20%, (1-Month USD LIBOR + 2.50%), 10/27/22(1)	163,348	165,104
One Call Corp., 7.16%, (3-Month USD LIBOR + 5.25%), 11/27/22(1)	49,817	48,036
Sotera Health Holdings LLC, 6.15%, (1-Month USD LIBOR + 4.50%), 12/11/26(1)	55,000	55,275
Surgery Partners, LLC, 4.90%, (1-Month USD LIBOR + 3.25%), 09/02/24(1)	115,106	114,962
Zelia Payments Buyer, Inc., 6.40%, (1-Month USD LIBOR + 4.75%), 09/30/26(1)	20,000	20,186
Total Health Care		403,563
Housing — 3.5%
CPG International LLC (fka CPG International, Inc.), 5.93%, (3-Month USD LIBOR + 3.75%), 05/05/24(1)	141,412	141,898
Siteone Landscape Supply, LLC (fka John Deere Landscapes LLC), 4.40%, (1-Month USD LIBOR + 2.75%), 10/29/24(1)	154,640	155,703
Total Housing		297,601
Information Technology — 5.2%
Applied Systems, Inc., 5.19%, (3-Month USD LIBOR + 3.25%), 09/19/24(1)	119,025	119,566

Security Description	Principal	Value
TERM LOANS (continued)
Information Technology (continued)
Applied Systems, Inc., 8.94%, (3-Month USD LIBOR + 7.00%), 09/19/25(1)	$60,000	$61,671
Kronos, Inc., 4.91%, (3-Month USD LIBOR + 3.00%), 11/01/23(1)	162,828	163,581
Presidio Holdings, Inc., 01/15/27(2)	5,000	5,025
Vertafore, Inc., 4.90%, (1-Month USD LIBOR + 3.25%), 07/02/25(1)	92,183	91,376
Total Information Technology		441,219
Manufacturing — 1.3%
Gardner Denver, Inc., 4.40%, (1-Month USD LIBOR + 2.75%), 07/30/24(1)	106,767	107,208
Media/Telecom – Broadcasting — 0.7%
Diamond Sports Group LLC, 4.91%, (1-Month USD LIBOR + 3.25%), 08/24/26(1)	34,913	34,956
iHeartCommunications, Inc., 5.78%, (1-Month USD LIBOR + 4.00%), 05/01/26(1)	25,582	25,650
Total Media/Telecom—Broadcasting		60,606
Media/Telecom – Cable/Wireless Video — 0.6%
LCPR Loan Financing LLC, 6.68%, (1-Month USD LIBOR + 5.00%), 10/15/26(1)	20,000	20,292
Telenet Financing USD LLC, 04/30/28(2)	20,000	19,986
Ziggo BV, 4.13%, (3-Month USD LIBOR + 2.50%), 04/30/28(1)	10,000	10,012
Total Media/Telecom—Cable/Wireless Video		50,290
Media/Telecom – Telecommunications — 0.3%
CenturyLink, Inc., 03/15/27(2)	25,000	25,002
Retail — 2.3%
PetSmart, Inc., 5.67%, (1-Month USD LIBOR + 4.00%), 03/11/22(1)	193,292	193,124
Service — 1.2%
Carlisle FoodService Products, Inc., 03/20/25(2)	25	25
TKC Holdings, Inc., 5.40%, (1-Month USD LIBOR + 3.75%), 02/01/23(1)	87,332	80,218
TRC Cos., Inc., 6.65%, (1-Month USD LIBOR + 5.00%), 06/21/24(1)	24,938	25,005
Total Service		105,248
Transportation – Automotive — 2.6%
Accuride Corp., 7.19%, (3-Month USD LIBOR + 5.25%), 11/17/23(1)	195,028	150,172
Panther BF Aggregator 2 LP, 5.16%, (1-Month USD LIBOR + 3.50%), 04/30/26(1)	69,825	70,366
Total Transportation – Automotive		220,538
Utilities — 2.4%
Calpine Corp., 4.20%, (3-Month USD LIBOR + 2.25%), 04/05/26(1)	164,175	165,052
Talen Energy Supply, LLC, 5.40%, (1-Month USD LIBOR + 3.75%), 07/08/26(1)	39,900	40,016
Total Utilities		205,068
Total Term Loans
(Cost $3,440,378)		3,383,528

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2020 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS — 37.4%
Communication Services — 5.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(3)	$45,000	$46,349
Cincinnati Bell, Inc., 7.00%, 07/15/24(3)	45,000	47,194
Consolidated Communications, Inc., 6.50%, 10/01/22	50,000	47,844
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(3)	15,000	14,970
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(3)	35,000	32,790
DISH DBS Corp., 5.00%, 03/15/23	40,000	40,700
Frontier Communications Corp., 11.00%, 09/15/25	45,000	20,925
iHeartCommunications, Inc., 8.38%, 05/01/27	21,420	23,333
Live Nation Entertainment, Inc., 4.75%, 10/15/27(3)	10,000	10,307
Sirius XM Radio, Inc., 4.63%, 07/15/24(3)	15,000	15,584
Sirius XM Radio, Inc., 5.50%, 07/01/29(3)	25,000	26,950
Sprint Corp., 7.88%, 09/15/23	70,000	74,513
Twitter, Inc., 3.88%, 12/15/27(3)	25,000	25,094
Univision Communications, Inc., 5.13%, 02/15/25(3)	30,000	30,000
Total Communication Services		456,553
Consumer Discretionary — 4.7%
American Axle & Manufacturing, Inc., 6.50%, 04/01/27	25,000	25,626
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 07/15/27(3)	25,000	26,063
Dana, Inc., 5.38%, 11/15/27	25,000	25,906
Golden Nugget, Inc., 8.75%, 10/01/25(3)	40,000	42,130
Lithia Motors, Inc., 4.63%, 12/15/27(3)	30,000	30,750
M/I Homes, Inc., 4.95%, 02/01/28(3)	50,000	51,625
MGM Resorts International, 5.50%, 04/15/27	25,000	27,546
Michaels Stores, Inc., 8.00%, 07/15/27(3)	10,000	8,994
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.00%, 10/25/24(3)	120,000	39,300
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 05/15/27(3)	25,000	26,921
QVC, Inc., 4.75%, 02/15/27	20,000	20,223
Scientific Games International, Inc., 8.25%, 03/15/26(3)	20,000	21,737
Scientific Games International, Inc., 7.00%, 05/15/28(3)	20,000	21,125
Station Casinos LLC, 4.50%, 02/15/28(3)	30,000	30,029
Total Consumer Discretionary		397,975
Consumer Staples — 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 01/15/27(3)	55,000	55,865
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 04/15/25(3)	30,000	29,913
Total Consumer Staples		85,778
Energy — 2.7%
Cheniere Energy Partners LP, 4.50%, 10/01/29(3)	55,000	56,064
Citgo Holding, Inc., 9.25%, 08/01/24(3)	25,000	26,813
Nabors Industries, Inc., 5.75%, 02/01/25	20,000	16,458

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	$25,000	$25,725
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	25,000	26,422
Transocean, Inc., 8.00%, 02/01/27(3)	10,000	9,321
Transocean, Inc., 6.80%, 03/15/38	25,000	16,065
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	20,000	20,837
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(3)	70,000	36,278
Total Energy		233,983
Financials — 4.0%
Acrisure, LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(3)	30,000	29,475
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/28	8,000	9,352
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/29	14,000	16,179
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27(3)	55,000	55,275
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(1)(4)	22,000	22,487
KeyCorp., Series D, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(1)(4)	25,000	26,735
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(3)	25,000	24,969
MSCI, Inc., 4.00%, 11/15/29(3)	30,000	30,693
Navient Corp., 5.00%, 03/15/27	10,000	10,000
Springleaf Finance Corp., 7.13%, 03/15/26	35,000	40,223
Springleaf Finance Corp., 5.38%, 11/15/29	5,000	5,209
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(1)	25,000	26,874
Voya Financial, Inc., 5.65%, (3-Month USD LIBOR + 3.58%), 05/15/53(1)	45,000	47,891
Total Financials		345,362
Health Care — 4.2%
Bausch Health Cos., Inc., 7.00%, 01/15/28(3)	50,000	54,249
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(3)	15,000	15,818
Centene Corp., 4.63%, 12/15/29(3)	25,000	26,954
Charles River Laboratories International, Inc., 4.25%, 05/01/28(3)	15,000	15,246
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(3)	25,000	25,317
HCA, Inc., 5.88%, 02/01/29	70,000	82,695
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(3)	10,000	10,201
Select Medical Corp., 6.25%, 08/15/26(3)	40,000	43,227
Tenet Healthcare Corp., 4.88%, 01/01/26(3)	45,000	46,856
Tenet Healthcare Corp., 5.13%, 11/01/27(3)	15,000	15,806
West Street Merger Sub, Inc., 6.38%, 09/01/25(3)	25,000	24,687
Total Health Care		361,056
Industrials — 5.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(3)	45,000	47,925
ASGN, Inc., 4.63%, 05/15/28(3)	28,000	28,808
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(3)	25,000	25,719
Hillman Group, Inc. (The), 6.38%, 07/15/22(3)	30,000	28,134

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2020 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
Patrick Industries, Inc., 7.50%, 10/15/27(3)	$20,000	$21,857
Signature Aviation US Holdings, Inc., 4.00%, 03/01/28(3)	50,000	49,546
SRS Distribution, Inc., 8.25%, 07/01/26(3)	25,000	26,071
TransDigm, Inc., 6.25%, 03/15/26(3)	35,000	37,813
TransDigm, Inc., 5.50%, 11/15/27(3)	40,000	40,320
Vertiv Intermediate Holding Corp., 12.00%, 02/15/22(3)(5)	155,000	160,396
Total Industrials		466,589
Information Technology — 1.5%
Dun & Bradstreet Corp. (The), 10.25%, 02/15/27(3)	25,000	28,704
PTC, Inc., 4.00%, 02/15/28(3)	10,000	10,125
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(3)	45,000	45,581
ViaSat, Inc., 5.63%, 09/15/25(3)	45,000	45,868
Total Information Technology		130,278
Materials — 4.2%
AK Steel Corp., 7.50%, 07/15/23	25,000	26,011
Kaiser Aluminum Corp., 4.63%, 03/01/28(3)	25,000	25,546
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(3)	43,000	43,873
LSB Industries, Inc., 9.63%, 05/01/23(3)	25,000	26,323
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(3)	35,000	34,912
Novelis Corp., 4.75%, 01/30/30(3)	25,000	25,094
Olin Corp., 5.63%, 08/01/29	45,000	47,558
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26(3)	25,000	26,946
Scotts Miracle-GRO Co. (The), 4.50%, 10/15/29(3)	35,000	36,270
TPC Group, Inc., 10.50%, 08/01/24(3)	23,000	23,796
Trident TPI Holdings, Inc., 9.25%, 08/01/24(3)	20,000	20,358
Trident TPI Holdings, Inc., 6.63%, 11/01/25(3)	20,000	18,208
Total Materials		354,895
Real Estate — 1.9%
ESH Hospitality, Inc., 4.63%, 10/01/27(3)	55,000	55,377
Iron Mountain, Inc., 4.88%, 09/15/29(3)	30,000	30,673
iStar, Inc., 4.25%, 08/01/25	25,000	25,187
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(3)	65,000	51,674
Total Real Estate		162,911

Security Description	Principal	Value
CORPORATE BONDS (continued)
Utilities — 2.3%
DPL, Inc., 4.35%, 04/15/29(3)	$55,000	$54,839
Talen Energy Supply, LLC, 6.63%, 01/15/28(3)	45,000	45,128
TerraForm Power Operating LLC, 5.00%, 01/31/28(3)	40,000	43,274
Vistra Operations Co. LLC, 3.70%, 01/30/27(3)	55,000	55,339
Total Utilities		198,580
Total Corporate Bonds
(Cost $3,218,156)		3,193,960
U.S. GOVERNMENT SECURITIES — 6.4%
U.S. Treasury Bill 1.44%, 02/13/20(6) (Cost $549,717)	550,000	549,776
FOREIGN BONDS — 2.2%
Communication Services — 0.3%
Telesat Canada / Telesat LLC, 4.88%, 06/01/27 (Canada)(3)	25,000	25,746
Energy — 0.6%
MEG Energy Corp., 7.13%, 02/01/27 (Canada)(3)	25,000	24,820
Petrobras Global Finance BV, 6.00%, 01/27/28 (Brazil)	25,000	29,209
Total Energy		54,029
Health Care — 0.3%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	35,000	29,968
Industrials — 0.6%
Bombardier, Inc., 6.13%, 01/15/23 (Canada)(3)	25,000	24,725
Garda World Security Corp., 4.63%, 02/15/27 (Canada)(3)	25,000	24,813
Total Industrials		49,538
Materials — 0.4%
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	25,000	29,975
Total Foreign Bonds
(Cost $183,579)		189,256

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2020 (unaudited)

Security Description	Principal	Value
MONEY MARKET FUND — 3.9%
JP Morgan U.S. Government Money Market Institutional Shares, 1.45%(7) (Cost $331,840)	331,840	$331,840
TOTAL INVESTMENTS — 89.6%
(Cost $7,723,670)		7,648,360
Other Assets in Excess of Liabilities — 10.4%		884,306
Net Assets—100.0%		$8,532,666

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(2)	The loan will settle after January 31, 2020 at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2020, the aggregate value of these securities was $2,495,540, or 29.2% of net assets.
(4)	Perpetual security with no stated maturity date.
(5)	Payment in-kind security. 100% of the income was received in cash.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(7)	The rate shown reflects the seven-day yield as of January 31, 2020.

Abbreviations:
LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Portfolio Composition

January 31, 2020 (Unaudited)

Asset Allocation as of 01/31/2020 (based on net assets)

Term Loans	39.7%
Corporate Bonds	37.4%
U.S. Government Securities	6.4%
Foreign Bonds	2.2%
Money Market Fund	3.9%
Other Assets in Excess of Liabilities	10.4%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$3,383,528	$—	$3,383,528
Corporate Bonds	—	3,193,960	—	3,193,960
U.S. Government Securities	—	549,776	—	549,776
Foreign Bonds	—	189,256	—	189,256
Money Market Fund	331,840	—	—	331,840
Total	$331,840	$7,316,520	$—	$7,648,360

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF

January 31, 2020 (unaudited)

Security Description	Principal	Value
TERM LOANS — 94.2%

Basic Materials — 1.3%
Consolidated Energy Finance SA, 05/07/25(1)	$100,000	$99,750
Chemicals — 1.3%
Starfruit Finco BV, 4.95%, (1-Month USD LIBOR + 3.25%), 10/01/25(2)	96,473	96,664
Communications — 22.8%
ABG Intermediate Holdings 2 LLC, 09/27/24(1)	100,000	100,480
Avaya, Inc., 5.93%, (1-Month USD LIBOR + 4.25%), 12/15/24(2)	100,000	98,105
CenturyLink, Inc., 03/15/27(1)	150,000	150,012
Charter Comm Operating LLC, 3.40%, (1-Month USD LIBOR + 1.75%), 02/01/27(2)	99,750	100,302
Consolidated Communications, Inc., 4.65%, (1-Month USD LIBOR + 3.00%), 10/05/23(2)	100,000	96,844
Coral-US Co-Borrower LLC, 01/21/28(1)	100,000	99,922
iHeartCommunications, Inc., 05/01/26(1)	100,000	100,263
Iridium Satellite LLC, 11/04/26(1)	75,000	75,609
MediArena Acquisition BV, 08/13/22(1)	50,000	50,355
Numericable U.S. LLC, 4.40%, (1-Month USD LIBOR + 2.75%), 07/31/25(2)	99,744	99,068
Sinclair Television Group, Inc., 4.18%, (3-Month USD LIBOR + 2.50%), 09/30/26(2)	249,375	250,779
Sprint Communications, Inc., 4.19%, (1-Month USD LIBOR + 2.50%), 02/02/24(2)	100,000	98,062
Telenet Financing USD LLC, 04/24/28(1)	100,000	99,930
Terrier Media Buyer, Inc., 6.15%, (3-Month USD LIBOR + 4.25%), 12/17/26(2)	180,000	181,755
Ziggo Financing Partnership, 4.13%, (3-Month USD LIBOR + 2.50%), 04/15/28(2)	100,000	100,119
Total Communications		1,701,605
Consumer Discretionary — 1.3%
KAR Auction Services, Inc., 3.94%, (1-Month USD LIBOR + 2.25%), 09/21/26(2)	99,500	100,433
Consumer Staples — 4.5%
Coty, Inc., 3.94%, (1-Month USD LIBOR + 2.25%), 04/07/25(2)	248,111	246,600
United Natural Foods, Inc., 5.90%, (1-Month USD LIBOR + 4.25%), 10/22/25(2)	99,497	89,502
Total Consumer Staples		336,102
Consumer, Cyclical — 2.7%
CWGS Group LLC, 4.48%, (1-Month USD LIBOR + 2.75%), 11/08/23(2)	49,759	47,513
CWGS Group LLC, 4.40%, (1-Month USD LIBOR + 2.75%), 11/08/23(2)	241	231
Playtika Holding Corp., 7.65%, (1-Month USD LIBOR + 6.00%), 12/10/24(2)	150,000	151,875
Total Consumer, Cyclical		199,619
Consumer, Non-cyclical — 8.9%
Amentum Government Services Holdings LLC, 01/22/27(1)	100,000	100,354
Financial & Risk US Holdings, Inc., 4.90%, (1-Month USD PRIME + 3.25%), 10/01/25(2)	199,496	201,616
Froneri US, Inc., 01/29/27(1)	100,000	100,375
HCA, Inc., 3.40%, (1-Month USD LIBOR + 1.75%), 03/18/26(2)	174,563	175,715

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Non-cyclical (continued)
RegionalCare Hospital Partners Holdings, Inc., 11/16/25(1)	$88,619	$89,188
Total Consumer, Non-Cyclical		667,248
Diversified — 1.3%
First Eagle Holdings, Inc., 02/02/27(1)	100,000	100,237
Financials — 7.5%
Asurion LLC (fka Asurion Corp.), 8.15%, (1-Month USD LIBOR + 6.50%), 08/04/25(2)	200,000	203,437
BroadStreet Partners, Inc., 01/22/27(1)	100,000	100,600
LCPR Loan Financing LLC, 6.68%, (3-Month USD LIBOR + 5.00%), 10/15/26(2)	250,000	253,646
Total Financials		557,683
Industrials — 10.7%
APi Group DE, Inc., 4.15%, (1-Month USD LIBOR + 2.50%), 10/01/26(2)	150,000	150,844
Brookfield WEC Holdings, Inc., 4.65%, (1-Month USD LIBOR + 3.00%), 08/01/25(2)	150,000	150,562
Reynolds Consumer Products LLC, 01/29/27(1)	100,000	100,553
Ventia Finco Pty Ltd., 5.44%, (3-Month USD LIBOR + 3.50%), 05/21/26(2)	149,250	149,996
WaterBridge Midstream Operating LLC, 7.83%, (3-Month USD LIBOR + 5.75%), 06/22/26(2)	249,375	246,258
Total Industrials		798,213
Information Technology — 6.0%
ConvergeOne Holdings Corp., 6.65%, (1-Month USD LIBOR + 5.00%), 01/04/26(2)	148,875	142,408
Dell International LLC / EMC Corp., 3.65%, (1-Month USD LIBOR + 2.00%), 09/19/25(2)	249,375	250,744
Internap Corp., 8.66%, (1-Month USD PRIME + 7.00%), 04/06/22(2)	99,551	53,509
Total Information Technology		446,661
Materials — 6.0%
Ascend Performance Materials Operations LLC, 7.19%, (3-Month USD LIBOR + 5.25%), 08/27/26(2)	174,563	175,872
Ineos US Finance LLC, 5.91%, (3-Month USD LIBOR + 4.00%), 07/31/26(2)	269,325	271,513
Total Materials		447,385
Media/Telecom — Broadcasting — 1.2%
Gray Television, Inc., 4.28%, (1-Month USD LIBOR + 2.50%), 01/02/26(2)	85,177	85,704
Media/Telecom – Telecommunications — 2.6%
Altice Financing S.A., 4.43%, (3-Month USD LIBOR + 2.75%), 07/15/25(2)	198,469	196,361
Service — 2.4%
Travelport Finance (Luxembourg) Sarl, 6.94%, (3-Month USD LIBOR + 5.00%), 05/29/26(2)	199,500	181,296
Technology — 8.5%
Castle US Holding Corp., 01/23/27(1)	100,000	99,417
GLOBALFOUNDRIES, Inc., 6.75%, (3-Month USD LIBOR + 4.75%), 06/05/26(2)	199,000	198,502

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2020 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Technology (continued)
NeuStar, Inc., 08/08/24(1)	$100,000	$93,906
ON Semiconductor Corp., 3.65%, (1-Month USD LIBOR + 2.00%), 09/16/26(2)	99,750	100,380
Presidio Holdings, Inc., 01/15/27(1)	100,000	100,500
Science Applications International Corp., 3.40%, (1-Month USD LIBOR + 1.75%), 10/31/25(2)	43,669	43,992
Total Technology		636,697
Utilities — 5.2%
APLP Holdings LP, 04/13/23(1)	90,000	90,375
Eastern Power LLC, 5.40%, (1-Month USD LIBOR + 3.75%), 10/02/23(2)	50,000	49,912
Eastern Power LLC, 10/02/23(1)	45,000	44,921
Talen Energy Supply LLC, 5.40%, (1-Month USD LIBOR + 3.75%), 07/08/26(2)	199,500	200,082
Total Utilities		385,290
Total Term Loans
(Cost $7,042,461)		7,036,948
FOREIGN BOND — 3.1%
Media/Telecom – Telecommunications — 3.1%
Altice Luxembourg S.A., 10.50%, 05/15/27 (Luxembourg)(3) (Cost $202,580)	200,000	231,630
CORPORATE BOND — 2.1%
Utilities — 2.1%
Talen Energy Supply LLC, 6.50%, 06/01/25 (Cost $178,163)	200,000	156,583
TOTAL INVESTMENTS — 99.4%
(Cost $7,423,204)		7,425,161
Other Assets in Excess of Liabilities—0.6%		44,979
Net Assets — 100.0%		$7,470,140

(1)	The loan will settle after January 31, 2020 at which the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2020, the aggregate value of these securities was $231,630, or 3.1% of net assets.

Abbreviations:
LIBOR — London InterBank Offered Rate

PRIME — United States Prime Rate

USD — United States Dollar

Portfolio Composition

January 31, 2020 (unaudited)

Asset Allocation as of 01/31/2020 (based on net assets)

Virtus Seix Senior Loan ETF
Term Loans	94.2%
Foreign Bond	3.1%
Corporate Bond	2.1%
Other Assets in Excess of Liabilities	0.6%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$7,036,948	$—	$7,036,948
Foreign Bond	—	231,630	—	231,630
Corporate Bond	—	156,583	—	156,583
Total	$—	$7,425,161	$—	$7,425,161

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

January 31, 2020 (unaudited)

	Virtus Newfleet Dynamic Credit ETF	Virtus Seix Senior Loan ETF
Assets:
Investments, at cost	$7,723,670	$7,423,204
Investments, at value	7,648,360	7,425,161
Cash	185,968	1,090,638
Receivables:
Investment securities sold	987,303	2,697,347
Dividends and interest	72,141	22,015
Due from Adviser	15,400	—
Prepaid expenses	4,709	—
Total Assets	8,913,881	11,235,161

Liabilities:
Payables:
Investment securities purchased	238,194	3,762,018
Insurance fees	4,421	—
Advisory fees	4,487	3,003
Transfer agent fees	5,825	—
Accounting and administration fees	1,128	—
Custody fees	13,082	—
Professional fees	33,668	—
Pricing fees	55,316	—
Report to shareholder fees	15,730	—
Trustee fees	3,105	—
Exchange listing fees	5,186	—
Other accrued expenses	1,073	—
Total Liabilities	381,215	3,765,021
Net Assets	$8,532,666	$7,470,140

Net Assets Consist of:
Paid-in capital	$11,180,776	$7,494,607
Total distributable earnings (accumulated deficit)	(2,648,110)	(24,467)
Net Assets	$8,532,666	$7,470,140

Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	354,000	300,004
Net asset value per share	$24.10	$24.90

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended January 31, 2020 (unaudited)

	Virtus Newfleet Dynamic Credit ETF	Virtus Seix Senior Loan ETF
Investment Income:
Dividend income	$2,973	$—
Interest income	259,736	184,750
Total Investment Income	262,709	184,750

Expenses:
Pricing fees	35,639	—
Professional fees	29,751	—
Advisory fees	28,941	18,441
Report to shareholders fees	15,730	—
Transfer agent fees	7,436	—
Trustee fees	7,066	—
Exchange listing fees	4,176	—
Custody fees	3,697	—
Insurance fees	2,172	—
Accounting and administration fees	1,869	—
Tax expense	171	30
Other expenses	338	—
Total Expenses	136,986	18,471
Less expense waivers/reimbursements	(101,205)	—
Net Expenses	35,781	18,471
Net Investment Income	226,928	166,279

Net Realized Gain (Loss) on:
Investments	(181,834)	(39,237)
Total Net Realized Loss	(181,834)	(39,237)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	246,443	38,838
Total Change in Net Unrealized Appreciation	246,443	38,838
Net Realized and Change in Unrealized Gain (Loss)	64,609	(399)
Net Increase in Net Assets Resulting from Operations	$291,537	$165,880

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Virtus Newfleet Dynamic Credit ETF		Virtus Seix Senior Loan ETF
	For the Six Months Ended January 31, 2020 (unaudited)	For the Year Ended July 31, 2019	For the Six Months Ended January 31, 2020 (unaudited)	For the Period April 24, 2019(1) Through July 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$226,928	$3,002,296	$166,279	$72,307
Net realized gain (loss) on investments	(181,834)	(1,534,204)	(39,237)	29,055
Net change in unrealized appreciation (depreciation) on investments	246,443	212,928	38,838	(36,881)
Net increase in net assets resulting from operations	291,537	1,681,020	165,880	64,481
Distributions to Shareholders	(228,148)	(3,128,294)	(194,287)	(60,541)

Shareholder Transactions:
Proceeds from shares sold	—	2,467,252	1,243,460	6,251,147
Cost of shares redeemed	(3,591,422)	(71,515,050)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(3,591,422)	(69,047,798)	1,243,460	6,251,147
Increase (decrease) in net assets	(3,528,033)	(70,495,072)	1,215,053	6,255,087

Net Assets:
Beginning of period/year	12,060,699	82,555,771	6,255,087	—
End of period/year	$8,532,666	$12,060,699	$7,470,140	$6,255,087

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	504,000	3,354,000	250,004	—
Shares sold	—	100,000	50,000	250,004
Shares redeemed	(150,000)	(2,950,000)	—	—
Shares outstanding, end of period/year	354,000	504,000	300,004	250,004

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Virtus Newfleet Dynamic Credit ETF
	For the Six Months Ended January 31, 2020 (unaudited)		For the Year Ended July 31, 2019	For the Year Ended July 31, 2018	For the Period December 5, 2016(1) Through July 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.93		$24.61	$25.28	$25.00
Investment operations:
Net investment income(2)	0.52		1.32	1.22	0.47
Net realized and unrealized gain (loss)	0.17		(0.57)	(0.57)	0.22
Total from investment operations	0.69		0.75	0.65	0.69

Less Distributions from:
Net investment income	(0.52)		(1.43)	(1.24)	(0.41)
Net realized gains	—		—	(0.08)	—
Total distributions	(0.52)		(1.43)	(1.32)	(0.41)

Net Asset Value, End of period	$24.10		$23.93	$24.61	$25.28
Net Asset Value Total Return(3)	2.95%		3.14%	2.67%	2.79%
Net assets, end of period (000’s omitted)	$8,533		$12,061	$82,556	$121,463

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.68	%(4)(5)	0.68%	0.68%	0.68	%(4)
Expenses, prior to expense waivers	2.60	%(4)(5)	1.03%	0.80%	0.73	%(4)
Net investment income	4.31	%(4)	5.43%	4.89%	2.85	%(4)
Portfolio turnover rate(6)	56	%(7)	82%	96%	41	%(7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.
(6)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Seix Senior Loan ETF
	For the Six Months Ended January 31, 2020 (unaudited)		For the Period April 24, 2019(1) Through July 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.02		$25.00
Investment operations:
Net investment income(2)	0.64		0.29
Net realized and unrealized gain (loss)	0.01	(3)	(0.03)
Total from investment operations	0.65		0.26

Less Distributions from:
Net investment income	(0.65)		(0.24)
Net realized gains	(0.12)		—
Total distributions	(0.77)		(0.24)

Net Asset Value, End of period	$24.90		$25.02
Net Asset Value Total Return(4)	2.61%		1.08%
Net assets, end of period (000’s omitted)	$7,470		$6,255

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.57	%(5)(6)	0.57	%(5)
Net investment income	5.14	%(5)	4.39	%(5)
Portfolio turnover rate(7)	290	%(8)	544	%(8)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.
(4)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.
(7)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (unaudited)

January 31, 2020

1. ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of January 31, 2020, 2 funds of the Trust are offered for sale. Virtus Newfleet Dynamic Credit ETF and Virtus Seix Senior Loan ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented herein. The offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Commencement of Operations
Virtus Newfleet Dynamic Credit ETF	December 5, 2016
Virtus Seix Senior Loan ETF	April 24, 2019

Virtus Seix Senior Loan ETF is a “non-diversified” Fund, as defined under the 1940 Act.

The Funds have the following investment objectives:

Virtus Newfleet Dynamic Credit ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

Virtus Seix Senior Loan ETF seeks to provide a high level of current income. There is no guarantee that a Fund will achieve its objective(s).

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy.

Notes to Financial Statements (unaudited) (continued)

January 31, 2020

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2020, is disclosed at the end of each Fund’s Schedule of Investments.

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method.

(f) Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

(g) Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(h) When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

(i) Loan Agreements

The Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right

Notes to Financial Statements (unaudited) (continued)

January 31, 2020

to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement ( the “Advisory Agreement”) with Virtus ETF Advisers LLC (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of the Virtus Seix Senior Loan ETF, except for the following expenses, each of which is paid by the Fund: the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Adviser is entitled to receive a fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
Virtus Newfleet Dynamic Credit ETF	0.55%
Virtus Seix Senior Loan ETF	0.57%

The Advisory Agreement may be terminated by the Trust on behalf of each Fund with the approval of each Fund’s Board or by a vote of the majority of the Funds’ shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet Dynamic Credit ETF’s total operating expenses (excluding any front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a Rule 12b-1 Distribution Plan) from exceeding 0.68% of the Fund’s average daily net assets through at least November 28, 2020.

The expense limitation agreement with respect to Virtus Newfleet Dynamic Credit ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees.

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.68% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2020	2021	2022	2023
Virtus Newfleet Dynamic Credit ETF	$50,252	$117,406	$194,284	$101,205

Notes to Financial Statements (unaudited) (continued)

January 31, 2020

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below.

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus Newfleet Dynamic Credit ETF	Newfleet Asset Management, LLC(1)	50% of the net advisory fee(2)
Virtus Seix Senior Loan ETF	Seix Investment Advisors LLC(1)	50% of the net advisory fee(3)

(1)	An indirect wholly-owned subsidiary of Virtus.
(2)	Net advisory fee: In the event the Adviser waives its entire fee and also assumes expenses of the Fund pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.
(3)	Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under the Adviser’s unified fee arrangement. In the event that the Adviser waives all or a portion of its fee pursuant to an applicable waiver agreement, then the Sub-Adviser will waive its fee in the same proportion as the Adviser.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan under which the Virtus Seix Senior Loan ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At January 31, 2020, Virtus Partners, Inc. held shares of Virtus Seix Senior Loan ETF which may be sold at any time that aggregated to the following:

	Shares	% of shares outstanding
Virtus Seix Senior Loan ETF	200,000	67%

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant

Notes to Financial Statements (unaudited) (continued)

January 31, 2020

Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2017, 2018 and 2019), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended January 31, 2020, the Funds had no accrued penalties or interest.

At July 31, 2019, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Virtus Newfleet Dynamic Credit ETF	$12,599,024	$65,409	$(387,188)	$(321,779)
Virtus Seix Senior Loan ETF	5,934,866	24,281	(61,162)	(36,881)

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended July 31, 2019, the Funds did not incur or elect to defer Post-October Losses and Late Year Ordinary Losses.

At July 31, 2019, for Federal income tax purposes, the following Fund had capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
Virtus Newfleet Dynamic Credit ETF	$599,931	$1,806,697	$2,406,628

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended January 31, 2020 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
Virtus Newfleet Dynamic Credit ETF	$ 4,237,411	$ 5,116,882	$ —	$ —
Virtus Seix Senior Loan ETF	19,746,392	18,227,132	—	—

7.	INVESTMENT RISKS

As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

Notes to Financial Statements (unaudited) (continued)

January 31, 2020

8. CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of a Fund’s shares and the income it earns.

9. 10% SHAREHOLDERS

As of January 31, 2020, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Funds as detailed below:

Funds	% of Shares Outstanding	Number of Account
Virtus Newfleet Dynamic Credit ETF	80%	4
Virtus Seix Senior Loan ETF	97%	2

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure other than those described below.

The recent global outbreak of COVID-19 has disrupted economic markets, and the economic impact, duration and spread of the COVID-19 virus is uncertain at this time. The operational and financial performance of the issuers of securities in which the Funds invest may be significantly impacted by COVID-19, which may in turn impact the value of the Funds’ investments.

Approval of Advisory Agreements & Board Considerations (unaudited)

November 7, 2019 Approvals with Respect to Virtus Newfleet Dynamic Credit ETF (the “Fund”)

On November 7, 2019, at an in-person meeting (the “Meeting”) at which all of the Trustees were present, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the Fund, and an investment sub-advisory agreement among Newfleet Asset Management, LLC (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”) with respect to the Fund.

At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (the “Sub-Adviser Memorandum”). The Board also met in person with representatives of the Adviser to discuss the Fund.

Advisory Agreement

In deciding on whether to approve the continuance of the Advisory Agreement with the Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the Advisory Agreement, and the services provided by the Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, and its compliance procedures and practices, particularly with respect to the Trust’s exemptive order permitting the operation of the Fund as an exchange-traded fund. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Fund. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser, in light of the services it has provided to the Fund. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Fund and coordinating its operation and administration. The Board determined that the Adviser possessed adequate capabilities and experience for the management of the Fund.

The costs of the services provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the arrangements between the Adviser and the Fund under the Advisory Agreement. The Board considered that the Fund is subject to an expense limitation agreement (in each case, subject to customary exclusions) to cap the Fund’s total expenses. The Board noted that, under either arrangement, the Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the management fee and total expense ratio of the Fund to the expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund and comparable assets under management (“AUM”). Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund (including, where applicable, pursuant to the Sub-Advisory Agreement) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grow and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the AUM and operational history of the Fund, together with the fees paid to the Adviser (including, where applicable, any capped fees). The Board considered that the Fund currently experiences benefits from the capped fees pursuant to the expense limitation agreement. Accordingly, the Board concluded that, in light of the current AUM for the Fund, it was not necessary to consider economies of scale at this time.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Other benefits derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that affiliates of the Adviser serve as principal underwriter and operational administrator for the Fund, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the continuance of the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement and the services provided by the Sub-Adviser including, without limitation, its investment advisory services and compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business and Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Adviser are satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser and experience of the Sub-Adviser in carrying out the day-to-day management of the Fund’s portfolio. In particular, the Board received information from the Sub-Adviser regarding the performance of its portfolio managers in implementing the investment strategies for the Fund. The Board discussed the investment objective and strategies for the Fund and the Sub-Adviser’s performance (including tracking error, if applicable) in implementing the strategies. After consideration of these factors, the Board determined that the Sub-Adviser continued to be an appropriate sub-adviser to the Fund.

The costs of the services provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the arrangements between the Sub-Adviser and the Adviser under the Sub-Advisory Agreement. The Board considered the fact that the Fund is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board noted that, under such an arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the current and projected asset levels of the Fund; and the overall projected expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the Sub-Adviser’s name.

The Board compared the fees and expenses of the Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Fund and comparable AUM. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fee to be paid to the Sub-Adviser (pursuant to the Advisory Agreement) is appropriate and representative of an arm’s-length negotiation.

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the AUM and operational history of the Fund, together with the fees paid to the Sub-Adviser (including any capped fees). The Board considered that the Fund has experienced benefits from the capped fees, particularly where the Sub-Adviser is paying Fund expenses in excess of its sub-advisory fee. The Board considered that the Fund would continue to experience such benefits even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that, in light of the current AUM for the Fund, it was not necessary to consider economies of scale at this time.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Sub-Advisory Agreement on behalf of the Fund.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

For periods prior to the quarter ended April 30, 2019, the Funds has filed their complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.

Effective October 31, 2019, the Funds file their complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

c/o VP Distributors, LLC

One Financial Plaza
Hartford, Connecticut 06103

8572(03/20)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)   Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	4/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	4/8/2020

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	4/8/2020

* Print the name and title of each signing officer under his or her signature.